UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jerome Crown
Title:  Chief Financial Officer
Phone:  212-586-6566


Signature, Place and Date of Signing:

/s/ Jerome Crown                   New York, NY              February 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $2,789
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2            COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                              TITLE OF                          VALUE      SHRS OR  SH/ PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS                 CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETN  MGRS    SOLE  SHARED  NONE
--------------                -----                 -----       --------   -------  --------   --------  ----    ----  ------  ----

AAR CORP                            COM            000361105     244       10200    SH          SOLE              10200
ALLIANCE ONE INT'L INC              COM            018772103     111       28400    SH          SOLE              28400
AMERICAN RETIREMENT CORP            COM            028913101     224        8894    SH          SOLE               8894
ARGONAUT GROUP INC                  COM            040157109     203        6200    SH          SOLE               6200
AVIGEN INC                          COM            053690103     124       40927    SH          SOLE              40927
DHB IND INC                         COM            23321E103      49       11000    SH          SOLE              11000
ECC CAPITAL CORP                    COM            26826M108      52       22900    SH          SOLE              22900
ENERGY CONVERSION DEVICES IN        COM            292659109     236        5796    SH          SOLE               5796
EXIDE TECHNOLOGIES                COM NEW          302051206      74       20000    SH          SOLE              20000
FRONTIER AIRLINES INC NEW           COM            359065109      92       10000    SH          SOLE              10000
GREY WOLF INC                       COM            397888108     146       18858    SH          SOLE              18858
INTERNATIONAL DISPLAYWORKS I        COM            459412102      89       15000    SH          SOLE              15000
LADISH INC                        COM NEW          505754200     208        9300    SH          SOLE               9300
LAMSON & SESSIONS CO                COM            513696104     233        9300    SH          SOLE               9300
LML PMT SYS INC                     COM            50208P109      94       14000    SH          SOLE              14000
NASTECH PHARMACEUTICALS INC   COM PAR $0.006       631728409     178       12100    SH          SOLE              12100
SONIC INNOVATIONS INC               COM            83545M109      54       12737    SH          SOLE              12737
SPHERION CORP                       COM            848420105     170       17000    SH          SOLE              17000
USEC INC                            COM            90333E108     173       14500    SH          SOLE              14500
VALENCE TECHNOLOGY INC              COM            918914102      16       10067    SH          SOLE              10067
ZIX CORP                            COM            98974P100      19       10067    SH          SOLE              10067

                                                 Total          2789
                                                 (in thousands)


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